Equity	12 Months Ended
Dec. 31, 2019
Equity [Abstract]
EQUITY

13.	EQUITY

Common Shares

LLIT is authorized to issue 37,888,889 shares of Class A common stock and 12,111,111 shares of Class B common stock, each with a par value of $0.002731. Each share of Class A common stock is entitled to one vote, and each share of Class B common stock is entitled to ten votes and is convertible at any time into one share of Class A common stock. Shares of Class A common stock and Class B common stock are treated equally, identically and ratably with respect to any dividends declared by the Board of Directors unless the Board of Directors declares different dividends to the Class A common stock and Class B common stock by getting approval from a majority of common stock holders.

On April 28, 2016, the Company entered into a definitive securities purchase agreement with Hangzhou Lianluo pursuant to which Hangzhou Lianluo has agreed to purchase 11,111,111 common shares of the Company for an aggregate of $20,000,000. The purchase price is $1.80 per share, which represents a 35% premium to the Company's closing price of $1.33 on April 27, 2016. In August 2016, the Company closed the securities purchase agreement (the "Securities Purchase Agreement") with Hangzhou Lianluo and Hangzhou Lianluo completed the purchase of $20 million of the Company's common shares and warrants to purchase common shares (Note 14). As of December 31, 2016, the Company reported a subscription receivable of $1,492,538 from Hangzhou Lianluo which had been collected on April 13, 2017.

On June 8, 2017, the Company held the Annual General Meeting to approve the amend and restate the Company's amended and restated Memorandum and Articles of Association (the "New M&AAs") in order that the Company's authorized share capital be re-classified and re-designated into 50,000,000 Common Shares of par value of $0.002731 each, of which 37,888,889 would be designated as Class A Common Shares of par value of $0.002731 each and 12,111,111 be designated as Class B Common Shares of par value of $0.002731 each.

In 2018, the Company issued an aggregate of 275,000 common shares to a consultant under the Company's incentive plan for advice and services provided concerning the Company's merger and acquisition planning, development and strategy implementation. The 275,000 common shares were issued in two tranches including 137,500 common shares issued on February 21, 2018 and 137,500 common shares issued on March 5, 2018. The fair value of the 275,000 common shares was $835,999, which was calculated based on the grant date stock price of $3.18 on February 21, 2018 and of $2.90 on March 5, 2018. During the year ended December 31, 2018, the Company amortized $835,999 as consulting expenses.

Also in 2018, the Company issued 200,000 common shares to a consulting firm for management consulting and advisory services to be provided for a period of 12 months up to August 15, 2019. The fair value of these shares on the grant date based on the closing price was approximately $288,000. During the year ended December 31, 2018 and 2019, the Company amortized $108,888 and $179,112 as consulting expenses.

At December 31, 2019 and 2018, the number of shares of Class A common stock issued and outstanding was 6,695,475 and 6,695,475 respectively. At December 31, 2019 and 2018, the number of shares of Class B common stock issued and outstanding was 11,111,111 and 11,111,111, respectively.

Statutory Surplus Reserves

A PRC company is required to make appropriations to statutory surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC ("PRC GAAP"). Appropriations to the statutory surplus reserve is required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity's' registered capital.

The statutory surplus reserve fund is non-distributable other than during liquidation and can be used to fund previous years' losses, if any, and may be utilized for business expansion or converted into share capital by issuing new shares to existing shareholders in proportion to their shareholding or by increasing the par value of shares currently held by them, provided that the remaining statutory surplus reserve balance after such issue is not less than 25% of the registered capital.

No amount was allocated to the statutory surplus reserve account as both the subsidiaries in China had incurred accumulated losses as of December 31, 2019 and 2018.

Stock Option Plan

Under the employee stock option plan, the Company's stock options generally expire ten years from the date of grant. On December 29, 2011, the Company entered into five-year agreements with its employees and directors, pursuant to which, the Company issued an aggregate of 450,000 options at an exercise price of $1.45 per share. The options vest in equal annual installments over the five years of the agreements ending December 28, 2016.

On October 7, 2013, pursuant to the Company's Share Incentive Plan, the Company granted a non-statutory option to acquire 94,000 of the Company's common shares at an exercise price of $2.30 per share to Mr. Ping Chen, the CEO of the Company. The options vest in equal annual installments over the five years of the agreement ending October 6, 2018.

On August 20, 2014, pursuant to the Company's Share Incentive Plan, the Company granted additional option to acquire 131,000 of the Company's common shares at an exercise price of $5.31 per share to Mr. Ping Chen. The options vest in equal annual installments over the five years of the agreement ending August 19, 2019.

On August 7, 2015, the Company entered into two-year agreements with its employees and directors, pursuant to which the Company issued an aggregate of 349,000 options at an exercise price of $1.64 per share. The options vest in equal annual installments over the two years of the agreements ending August 6, 2017.

On March 21, 2016, the Company entered into two-year agreements with its employees and directors, pursuant to which the Company issued an aggregate of 580,867 options at an exercise price of $1.88 per share. The options vest in equal annual installments over the two years of the agreements ending March 20, 2018.

In 2018, 11,000 options were exercised for cash to purchase 11,000 shares of the Company's common shares for an aggregate consideration of $17,851, and 40,000 options were exercised on a cashless basis to purchase 8,000 common shares of the Company.

As of December 31, 2019, all outstanding options have been vested.

The Company valued the stock options using the Black-Scholes model with the following assumptions:

Expected Terms (years)	Expected Volatility	Dividend Yield	Risk Free Interest Rate	Grant Date Fair Value Per share
10	126%-228%	0%	0.73%-1.65%	$1.22-$5.15

The following is a summary of the option activity:

Stock options	Shares	Weighted average exercise price	Aggregate intrinsic value (1)
Outstanding as of January 1, 2018	1,016,867	$2.26
Forfeited	(84,000)	-
Exercised	(51,000)
Outstanding as of December 31, 2018	881,867	$2.34
Forfeited	(87,000)
Exercised	-
Outstanding as of December 31, 2019	794,867	$2.40	$-

(1)	The intrinsic value of the stock options at December 31, 2019 is the amount by which the market value of the Company's common stock of $0.39 as of December 31, 2019 exceeds the exercise price of the options.

Following is a summary of the status of options outstanding and exercisable at December 31, 2019:

Outstanding options			Exercisable options
Average exercise price	Number	Average remaining contractual life (years)	Average exercise price	Number	Average remaining contractual life (years)

$1.45	105,000	2.00	$1.45	105,000	2.00

$2.30	94,000	3.77	$2.30	94,000	3.77

$5.31	131,000	4.64	$5.31	131,000	4.64

$1.64	119,000	5.60	$1.64	119,000	5.60

$1.88	345,867	6.22	$1.88	345,867	6.22

	794,867			794,867

For the years ended December 31, 2019, 2018 and 2017, the Company recognized $69,176, $247,134 and $479,233 respectively, as compensation expense under its stock option plan.

As of December 31, 2019, unrecognized share-based compensation expense related to options was nil.